Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Company's Debt to Equity Ratio	This ratio is calculated as total debt divided by total capital. The debt ratios as of December 31, 2025 and 2024 are as follows:

	2025	2024
	(In millions of Korean won)
Total liabilities	₩ 105,296	₩ 118,096
Total equity	637,366	568,363
Debt ratio	17%	21%

Schedule of Financial Assets and Liabilities Exposed in Foreign Currency Risk	The Group’s financial assets and liabilities are exposed to foreign currency risk as of December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	74,570,304	18,911,133	₩ 107,127	₩ 27,138
JPY	309,989,470	44,698,337	2,845	410
EUR	27,179	45,155	46	76
IDR	9,851,056	711,971,835	—	61
THB	21,131	—	1	—
VND	6,026,400	—	—	—
HKD	197,522	—	37	—
MYR	—	24,358	—	9
GBP	—	7,182	—	14
Total			₩ 110,056	₩ 27,708

	December 31, 2024
	Assets in foreign currency	Liabilities in foreign currency	Assets in Korean Won	Liabilities in Korean Won

	(Individual amounts in each foreign currency)		(In millions of Korean won)
USD	70,136,599	29,286,354	₩ 103,021	₩ 43,009
JPY	496,929,791	56,100,772	4,654	525
EUR	27,925	32,910	43	50
IDR	9,851,056	522,083,448	1	48
THB	21,131	—	1	—
VND	6,026,400	—	—	—
HKD	141,271	—	27	—
Total			₩ 107,747	₩ 43,632

Schedule of Impact of Fluctuation in Foreign Currency Exchange Rates on Group's Profit Before Income Tax	The impact of a 10% fluctuation in foreign currency exchange rates on the Group’s profit before income tax for the years ended December 31, 2025 and 2024 are as follows:

	December 31, 2025				December 31, 2024
	Increased by 10%		Decreased by 10%		Increased by 10%		Decreased by 10%

	(In millions of Korean won)
USD	₩	7,999	₩	(7,999)	₩	6,001	₩	(6,001)
JPY	243		(243)		413		(413)
Others	(8)		8		(3)		3
Total	₩	8,234	₩	(8,234)	₩	6,411	₩	(6,411)

Schedule of Maximum Exposure to Credit Risk
The carrying amount of a financial asset represents the maximum exposure to credit risk. The maximum exposure to credit risk of the Group as of December 31, 2025 and 2024 are as follows.

	December 31, 2025	December 31, 2024

	(In millions of Korean won)
Cash and cash equivalents	₩ 203,599	₩ 228,898
Short-term financial instruments	415,034	324,304
Accounts receivable, net	56,318	81,152
Other receivables, net	532	16
Other current financial assets	4,333	6,602
Other non-current financial assets	3,812	1,767
Total	₩ 683,628	₩ 642,739

Schedule of Financial Liabilities by Maturity	The following table summarizes the financial liabilities of the Group by maturity according to the remaining period from the end of the reporting period to the contractual maturity date.

	December 31, 2025
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	56,684	₩	55,483	₩	578	₩	623	₩	—	₩	—	₩	56,684
Accrued expense	385		385		—		—		—		—		385
Other liabilities (*)	8,311		1,168		2,616		2,620		1,863		406		8,673
Total	₩	65,380	₩	57,036	₩	3,194	₩	3,243	₩	1,863	₩	406	₩	65,742
(*)Other liabilities as of December 31, 2025 consist of lease liabilities.

	December 31, 2024
	Carrying value		Less than 3 months		3 months ~ 1 year		1~2 years		2~3 years		3~5 years		Total

	(In millions of Korean won)
Accounts payable	₩	63,548	₩	63,153	₩	175	₩	220	₩	—	₩	—	₩	63,548
Accrued expense	313		313		—		—		—		—		313
Other liabilities (*)	7,121		1,046		2,303		1,850		1,257		992		7,448
Total	₩	70,982	₩	64,512	₩	2,478	₩	2,070	₩	1,257	₩	992	₩	71,309
(*)Other liabilities as of December 31, 2024 consist of lease liabilities.